PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Property and equipment, gross, Total	$ 30,481	$ 30,481	$ 28,026
Less - accumulated depreciation	26,301	25,929	19,003
Property and equipment, net	$ 4,180	$ 4,552	9,023
Furniture and fixtures
Property, and equipment, Estimated Useful Life	5 years	5 years
Property and equipment, gross, Total	$ 9,357	$ 9,357	9,357
Leasehold improvements
Property and equipment, gross, Total	$ 8,983	$ 8,983	8,983
Computer equipment
Property, and equipment, Estimated Useful Life	3 years	3 years
Property and equipment, gross, Total	$ 11,141	$ 11,141	8,686
Lab equipment
Property, and equipment, Estimated Useful Life	5 years	5 years
Property and equipment, gross, Total	$ 1,000	$ 1,000	$ 1,000